S000009188 [Member] Expense Example - S000009188 [Member]	Dec. 31, 2025 USD ($)
C000251061 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	1,435
C000024970 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	682
Expense Example, with Redemption, 3 Years	978
Expense Example, with Redemption, 5 Years	1,295
Expense Example, with Redemption, 10 Years	2,193
C000024973 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	1,435
C000122746 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	1,285
C000122747 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	$ 1,216